Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of fair value hedges - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments at FVOCI
Total	$ 9,183,930	$ 9,689,985
Issued debt instruments [Member]
Debt instruments at FVOCI
Total		9,689,985
Interbank borrowing [Member]
Debt instruments at FVOCI
Total	9,183,930
Within 1 year [Member]
Debt instruments at FVOCI
Total	156,948	1,336,940
Within 1 year [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total		1,336,940
Within 1 year [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	156,948
Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	871,171	1,962,401
Between 1 and 3 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total		1,962,401
Between 1 and 3 years [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	871,171
Between 3 and 6 years [Member]
Debt instruments at FVOCI
Total	6,543,356	2,634,486
Between 3 and 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total		2,634,486
Between 3 and 6 years [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	6,543,356
Over 6 years [Member]
Debt instruments at FVOCI
Total	1,612,455	3,756,158
Over 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total		3,756,158
Over 6 years [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	1,612,455
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	408,858	400,295
Chilean sovereign bonds [Member] | Within 1 year [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	10,687
Chilean sovereign bonds [Member] | Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	10,687
Chilean sovereign bonds [Member] | Between 3 and 6 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	138,044	5,605
Chilean sovereign bonds [Member] | Over 6 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	249,440	394,690
Mortgage financing bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	918	2,728
Mortgage financing bonds [Member] | Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	918	2,728
US Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	178,118	186,843
US Treasury bonds [Member] | Between 3 and 6 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	178,118	149,474
US Treasury bonds [Member] | Over 6 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total		37,369
Time deposits [Member] | Time deposits and other time liabilities [Member]
Debt instruments at FVOCI
Total	116,455	1,192,695
Time deposits [Member] | Within 1 year [Member] | Time deposits and other time liabilities [Member]
Debt instruments at FVOCI
Total	58,238	685,259
Time deposits [Member] | Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Debt instruments at FVOCI
Total	58,217	281,921
Time deposits [Member] | Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member]
Debt instruments at FVOCI
Total		225,515
Senior bonds [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	4,222,724	7,363,371
Senior bonds [Member] | Within 1 year [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	88,023	651,681
Senior bonds [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	801,349	1,133,698
Senior bonds [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	2,112,831	2,253,892
Senior bonds [Member] | Over 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	1,220,521	3,324,100
Subordinated bonds [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	391,857
Subordinated bonds [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	249,363
Subordinated bonds [Member] | Over 6 years [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	142,494
hilean Central Bank loans [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	3,865,000
hilean Central Bank loans [Member] | Between 3 and 6 years [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	3,865,000
Cross currency swaps [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	4,209,130	7,793,599
Cross currency swaps [Member] | Within 1 year [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	96,261	637,692
Cross currency swaps [Member] | Between 1 and 3 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	835,484	1,602,401
Cross currency swaps [Member] | Between 3 and 6 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	2,056,864	2,229,407
Cross currency swaps [Member] | Over 6 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	1,220,521	3,324,099
Interest rate swaps [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	4,974,800	1,896,386
Interest rate swaps [Member] | Within 1 year [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	60,687	699,248
Interest rate swaps [Member] | Between 1 and 3 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	35,687	360,000
Interest rate swaps [Member] | Between 3 and 6 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	4,486,492	405,079
Interest rate swaps [Member] | Over 6 years [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	$ 391,934	432,059
Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total		289,369
Chilean Treasury bonds [Member] | Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total		289,369
Chilean Central Bank bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total		254,685
Chilean Central Bank bonds [Member] | Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total		$ 254,685